Reserves for Unpaid Loss and Loss Adjustment Expenses - Schedule of Short-Duration Insurance Contracts, Claims Development (Details)	Dec. 31, 2024 USD ($) claim	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Reserve for unpaid loss and loss adjustment expenses, net of reinsurance	$ 580,253,000
Specialty Long-tail
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	532,776,000
Cumulative paid claims and claim adjustment expense, net of reinsurance	258,808,000
All outstanding liabilities prior to 2015, net of reinsurance	3,673,000
Reserve for unpaid loss and loss adjustment expenses, net of reinsurance	277,641,000
Specialty Short-tail
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	707,291,000
Cumulative paid claims and claim adjustment expense, net of reinsurance	475,503,000
All outstanding liabilities prior to 2015, net of reinsurance	2,123,000
Reserve for unpaid loss and loss adjustment expenses, net of reinsurance	233,911,000
Reinsurance
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	155,847,000
Cumulative paid claims and claim adjustment expense, net of reinsurance	87,686,000
All outstanding liabilities prior to 2015, net of reinsurance	540,000
Reserve for unpaid loss and loss adjustment expenses, net of reinsurance	68,701,000
Accident year 2015 | Specialty Long-tail
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	8,993,000	$ 9,237,000	$ 9,257,000	$ 8,895,000	$ 9,467,000	$ 9,885,000	$ 11,031,000	$ 8,073,000	$ 8,137,000	$ 3,633,000
Cumulative paid claims and claim adjustment expense, net of reinsurance	8,324,000	8,422,000	6,919,000	7,007,000	6,841,000	6,240,000	5,675,000	4,535,000	2,128,000	941,000
IBNR liabilities and expected development on reported claims	$ 6,000
Cumulative number of reported claims | claim	739
Accident year 2015 | Specialty Short-tail
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 57,051,000	57,209,000	57,101,000	57,206,000	57,475,000	57,524,000	57,282,000	58,008,000	58,417,000	44,305,000
Cumulative paid claims and claim adjustment expense, net of reinsurance	56,671,000	56,808,000	56,724,000	56,181,000	56,154,000	55,976,000	52,759,000	50,581,000	36,771,000	16,300,000
IBNR liabilities and expected development on reported claims	$ 9,000
Cumulative number of reported claims | claim	1,834
Accident year 2015 | Reinsurance
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 6,221,000	5,946,000	6,012,000	6,149,000	6,050,000	6,187,000	6,419,000	5,888,000	4,385,000	2,100,000
Cumulative paid claims and claim adjustment expense, net of reinsurance	5,999,000	5,842,000	5,745,000	5,734,000	5,738,000	5,659,000	5,395,000	4,649,000	2,881,000	(178,000)
IBNR liabilities and expected development on reported claims	$ 3,000
Cumulative number of reported claims | claim	233
Accident year 2016 | Specialty Long-tail
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 16,138,000	16,099,000	16,830,000	17,096,000	17,299,000	15,373,000	17,376,000	7,868,000	2,758,000	0
Cumulative paid claims and claim adjustment expense, net of reinsurance	14,465,000	14,111,000	13,405,000	12,074,000	7,981,000	7,071,000	5,119,000	2,639,000	792,000	0
IBNR liabilities and expected development on reported claims	$ 557,000
Cumulative number of reported claims | claim	923
Accident year 2016 | Specialty Short-tail
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 65,306,000	65,778,000	65,806,000	65,498,000	65,074,000	63,532,000	64,789,000	67,098,000	55,683,000	0
Cumulative paid claims and claim adjustment expense, net of reinsurance	65,459,000	65,172,000	64,914,000	64,112,000	62,665,000	62,054,000	59,442,000	44,609,000	15,751,000	0
IBNR liabilities and expected development on reported claims	$ (520,000)
Cumulative number of reported claims | claim	2,194
Accident year 2016 | Reinsurance
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 7,124,000	7,209,000	7,183,000	7,476,000	7,594,000	7,403,000	7,303,000	5,891,000	3,299,000	0
Cumulative paid claims and claim adjustment expense, net of reinsurance	7,009,000	6,952,000	6,872,000	6,804,000	6,612,000	6,102,000	5,223,000	3,106,000	359,000	0
IBNR liabilities and expected development on reported claims	$ 13,000
Cumulative number of reported claims | claim	309
Accident year 2017 | Specialty Long-tail
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 23,869,000	23,894,000	25,431,000	26,826,000	28,840,000	27,658,000	25,186,000	4,542,000	0	0
Cumulative paid claims and claim adjustment expense, net of reinsurance	20,612,000	20,324,000	19,297,000	18,242,000	15,967,000	11,092,000	4,877,000	509,000	0	0
IBNR liabilities and expected development on reported claims	$ 1,079,000
Cumulative number of reported claims | claim	1,521
Accident year 2017 | Specialty Short-tail
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 70,394,000	71,012,000	71,516,000	71,543,000	71,505,000	74,425,000	75,847,000	52,715,000	0	0
Cumulative paid claims and claim adjustment expense, net of reinsurance	67,667,000	67,334,000	67,460,000	63,029,000	58,223,000	50,218,000	39,217,000	16,317,000	0	0
IBNR liabilities and expected development on reported claims	$ 39,000
Cumulative number of reported claims | claim	2,537
Accident year 2017 | Reinsurance
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 14,367,000	14,704,000	14,989,000	15,783,000	15,150,000	14,758,000	15,243,000	9,563,000	0	0
Cumulative paid claims and claim adjustment expense, net of reinsurance	13,512,000	13,257,000	13,156,000	12,815,000	12,633,000	9,375,000	7,436,000	2,593,000	0	0
IBNR liabilities and expected development on reported claims	$ 82,000
Cumulative number of reported claims | claim	425
Accident year 2018 | Specialty Long-tail
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 37,650,000	43,288,000	35,191,000	41,041,000	45,182,000	44,766,000	42,580,000	0	0	0
Cumulative paid claims and claim adjustment expense, net of reinsurance	31,330,000	29,334,000	24,993,000	20,715,000	17,326,000	10,915,000	2,807,000	0	0	0
IBNR liabilities and expected development on reported claims	$ 1,586,000
Cumulative number of reported claims | claim	2,310
Accident year 2018 | Specialty Short-tail
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 56,884,000	58,488,000	59,144,000	59,265,000	52,999,000	49,054,000	43,103,000	0	0	0
Cumulative paid claims and claim adjustment expense, net of reinsurance	54,561,000	54,285,000	51,232,000	51,100,000	47,573,000	34,338,000	17,087,000	0	0	0
IBNR liabilities and expected development on reported claims	$ 533,000
Cumulative number of reported claims | claim	2,360
Accident year 2018 | Reinsurance
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 9,291,000	8,901,000	8,718,000	9,073,000	9,225,000	11,168,000	10,092,000	0	0	0
Cumulative paid claims and claim adjustment expense, net of reinsurance	8,097,000	7,882,000	7,610,000	7,365,000	6,999,000	5,675,000	131,000	0	0	0
IBNR liabilities and expected development on reported claims	$ 46,000
Cumulative number of reported claims | claim	451
Accident year 2019 | Specialty Long-tail
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 50,473,000	53,582,000	54,433,000	50,375,000	62,689,000	61,152,000	0	0	0	0
Cumulative paid claims and claim adjustment expense, net of reinsurance	39,178,000	36,508,000	31,363,000	22,951,000	17,503,000	4,463,000	0	0	0	0
IBNR liabilities and expected development on reported claims	$ 3,756,000
Cumulative number of reported claims | claim	3,768
Accident year 2019 | Specialty Short-tail
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 42,630,000	40,646,000	41,433,000	41,649,000	43,406,000	50,247,000	0	0	0	0
Cumulative paid claims and claim adjustment expense, net of reinsurance	36,552,000	35,043,000	33,847,000	30,993,000	21,029,000	8,654,000	0	0	0	0
IBNR liabilities and expected development on reported claims	$ 64,000
Cumulative number of reported claims | claim	2,168
Accident year 2019 | Reinsurance
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 11,024,000	11,039,000	11,062,000	10,936,000	11,363,000	14,333,000	0	0	0	0
Cumulative paid claims and claim adjustment expense, net of reinsurance	9,995,000	9,680,000	9,256,000	8,532,000	7,207,000	2,527,000	0	0	0	0
IBNR liabilities and expected development on reported claims	$ 89,000
Cumulative number of reported claims | claim	509
Accident year 2020 | Specialty Long-tail
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 114,885,000	84,893,000	82,863,000	90,179,000	85,084,000	0	0	0	0	0
Cumulative paid claims and claim adjustment expense, net of reinsurance	68,133,000	52,719,000	39,541,000	22,884,000	4,573,000	0	0	0	0	0
IBNR liabilities and expected development on reported claims	$ 34,263,000
Cumulative number of reported claims | claim	3,299
Accident year 2020 | Specialty Short-tail
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 55,477,000	55,102,000	51,517,000	50,876,000	57,745,000	0	0	0	0	0
Cumulative paid claims and claim adjustment expense, net of reinsurance	34,487,000	29,869,000	26,771,000	17,591,000	6,737,000	0	0	0	0	0
IBNR liabilities and expected development on reported claims	$ 2,742,000
Cumulative number of reported claims | claim	1,925
Accident year 2020 | Reinsurance
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 11,125,000	10,785,000	11,526,000	10,900,000	11,437,000	0	0	0	0	0
Cumulative paid claims and claim adjustment expense, net of reinsurance	6,091,000	5,240,000	4,304,000	3,123,000	97,000	0	0	0	0	0
IBNR liabilities and expected development on reported claims	$ 124,000
Cumulative number of reported claims | claim	475
Accident year 2021 | Specialty Long-tail
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 60,519,000	61,989,000	78,749,000	100,084,000	0	0	0	0	0	0
Cumulative paid claims and claim adjustment expense, net of reinsurance	36,431,000	24,693,000	14,775,000	4,519,000	0	0	0	0	0	0
IBNR liabilities and expected development on reported claims	$ 12,293,000
Cumulative number of reported claims | claim	2,460
Accident year 2021 | Specialty Short-tail
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 58,539,000	60,008,000	64,493,000	74,394,000	0	0	0	0	0	0
Cumulative paid claims and claim adjustment expense, net of reinsurance	50,438,000	43,704,000	29,782,000	10,396,000	0	0	0	0	0	0
IBNR liabilities and expected development on reported claims	$ 24,000
Cumulative number of reported claims | claim	2,159
Accident year 2021 | Reinsurance
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 20,297,000	20,346,000	19,628,000	17,788,000	0	0	0	0	0	0
Cumulative paid claims and claim adjustment expense, net of reinsurance	15,922,000	13,437,000	8,154,000	1,179,000	0	0	0	0	0	0
IBNR liabilities and expected development on reported claims	$ 975,000
Cumulative number of reported claims | claim	468
Accident year 2022 | Specialty Long-tail
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 57,737,000	73,707,000	83,392,000	0	0	0	0	0	0	0
Cumulative paid claims and claim adjustment expense, net of reinsurance	21,906,000	15,322,000	3,293,000	0	0	0	0	0	0	0
IBNR liabilities and expected development on reported claims	$ 25,133,000
Cumulative number of reported claims | claim	2,255
Accident year 2022 | Specialty Short-tail
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 93,054,000	85,522,000	100,030,000	0	0	0	0	0	0	0
Cumulative paid claims and claim adjustment expense, net of reinsurance	55,780,000	40,185,000	10,428,000	0	0	0	0	0	0	0
IBNR liabilities and expected development on reported claims	$ 6,623,000
Cumulative number of reported claims | claim	2,675
Accident year 2022 | Reinsurance
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 13,264,000	12,971,000	16,184,000	0	0	0	0	0	0	0
Cumulative paid claims and claim adjustment expense, net of reinsurance	8,125,000	5,316,000	951,000	0	0	0	0	0	0	0
IBNR liabilities and expected development on reported claims	$ 490,000
Cumulative number of reported claims | claim	480
Accident year 2023 | Specialty Long-tail
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 71,805,000	88,444,000	0	0	0	0	0	0	0	0
Cumulative paid claims and claim adjustment expense, net of reinsurance	14,592,000	4,985,000	0	0	0	0	0	0	0	0
IBNR liabilities and expected development on reported claims	$ 46,473,000
Cumulative number of reported claims | claim	2,567
Accident year 2023 | Specialty Short-tail
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 85,368,000	109,997,000	0	0	0	0	0	0	0	0
Cumulative paid claims and claim adjustment expense, net of reinsurance	37,620,000	15,517,000	0	0	0	0	0	0	0	0
IBNR liabilities and expected development on reported claims	$ 12,948,000
Cumulative number of reported claims | claim	2,399
Accident year 2023 | Reinsurance
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 23,106,000	29,940,000	0	0	0	0	0	0	0	0
Cumulative paid claims and claim adjustment expense, net of reinsurance	11,434,000	5,373,000	0	0	0	0	0	0	0	0
IBNR liabilities and expected development on reported claims	$ 2,383,000
Cumulative number of reported claims | claim	380
Accident year 2024 | Specialty Long-tail
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 90,707,000	0	0	0	0	0	0	0	0	0
Cumulative paid claims and claim adjustment expense, net of reinsurance	3,837,000	0	0	0	0	0	0	0	0	0
IBNR liabilities and expected development on reported claims	$ 76,243,000
Cumulative number of reported claims | claim	2,429
Accident year 2024 | Specialty Short-tail
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 122,588,000	0	0	0	0	0	0	0	0	0
Cumulative paid claims and claim adjustment expense, net of reinsurance	16,268,000	0	0	0	0	0	0	0	0	0
IBNR liabilities and expected development on reported claims	$ 71,119,000
Cumulative number of reported claims | claim	2,021
Accident year 2024 | Reinsurance
Short-Duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Incurred losses and loss adjustment expenses, net of reinsurance	$ 40,028,000
Cumulative paid claims and claim adjustment expense, net of reinsurance	1,502,000
IBNR liabilities and expected development on reported claims	$ 24,443,000
Cumulative number of reported claims | claim	265